EQUITY	12 Months Ended
Dec. 31, 2025
Equity [abstract]
EQUITY	EQUITY
The partnership’s consolidated equity interests include LP Units held by the public and Brookfield Holders, GP Units held by Brookfield, Redemption-Exchange Units held by Brookfield Holders, Special LP Units held by Brookfield and BBUC exchangeable shares held by the public and Brookfield Holders, collectively, “Units” or “Unitholders” as described in Note 1, and $740 million of preferred securities held by Brookfield. As at December 31, 2025, Brookfield Holders owned approximately 68% of the partnership on a fully exchanged basis, assuming the exchange of all of the Redemption-Exchange Units and BBUC exchangeable shares. The partnership’s sole direct investment consists of 87,720,682 Managing General Partner Units of the Holding LP (2024: 74,281,771), through which the partnership holds all of its interests in its operating businesses.
For the year ended December 31, 2025, the partnership made distributions on the LP Units, GP Units, Redemption-Exchange Units and BBUC exchangeable shares of $53 million, or $0.25 per Unit (2024: $54 million). For the year ended December 31, 2025, the partnership made distributions and capital repayments to others who have interests in operating subsidiaries of $4,065 million (2024: $741 million), primarily related to a distribution to owners from the partnership’s advanced energy storage operation. During the fourth quarter of 2025, the special limited partner was entitled to an incentive distribution of $95 million (2024: $nil) as the volume-weighted average price per LP Unit exceeded the previous incentive distribution threshold of $31.53 per LP Unit.
(a)GP and LP Units
LP Units entitle the holder to their proportionate share of distributions. GP Units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the consolidated financial statements and therefore have not been separately presented on the consolidated statements of financial position.
The following table provides a continuity of GP Units and LP Units outstanding for the years ended December 31, 2025 and 2024:

	GP Units		LP Units (1)		Total
UNITS	2025	2024	2025	2024	2025	2024
Authorized and issued
Opening balance	4	4	74,281,767	74,281,763	74,281,771	74,281,767
Repurchased and canceled	—	—	(4,667,060)	—	(4,667,060)	—
Conversion from BBUC exchangeable shares	—	—	190	4	190	4
Conversion from Redemption-Exchange Units (2)	—	—	18,105,781	—	18,105,781	—
Issued as at December 31, 2025	4	4	87,720,678	74,281,767	87,720,682	74,281,771
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(1)Included in the LP Units that Brookfield Holders beneficially own as of December 31, 2025 are 43,333,752 LP Units (December 31, 2024: 25,227,971 LP units) held by subsidiaries of Brookfield Wealth Solutions.
(2)In February 2025, Brookfield Wealth Solutions converted 18,105,781 Redemption-Exchange Units held with a carrying value of approximately $433 million into an equivalent amount of LP Units.
The weighted average number of LP Units outstanding for the year ended December 31, 2025 was 86.5 million (2024: 74.3 million).
During the year ended December 31, 2025, the partnership repurchased 4,667,060 LP Units under the partnership’s normal course issuer bid (“NCIB”) (2024: nil).
During the year ended December 31, 2025, Brookfield Corporation did not purchase any LP Units under the partnership’s NCIB (December 31, 2024: 443,722).
Managing General Partner Units of the Holding LP are repurchased and canceled in connection with the repurchase and cancellation of LP Units. During the year ended December 31, 2025, 4,667,060 Managing General Partner Units (2024: nil) were repurchased and canceled in connection with repurchase and cancellation of 4,667,060 LP Units (2024: nil).
Net income (loss) attributable to limited partners was $(26) million for the year ended December 31, 2025 (2024: net loss of $37 million).
(b)Redemption-Exchange Units held by Brookfield Holders

	Redemption-Exchange Units held by Brookfield Holders
UNITS	2025	2024
Authorized and issued
Opening balance	69,705,497	69,705,497
Converted to LP Units (1)	(18,105,781)	—
Balance as at December 31, 2025	51,599,716	69,705,497
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(1)In February 2025, Brookfield Wealth Solutions converted 18,105,781 Redemption-Exchange Units held with a carrying value of approximately $433 million into an equivalent amount of LP Units.
The weighted average number of Redemption-Exchange Units outstanding for the year ended December 31, 2025 was 54.4 million (2024: 69.7 million).
As at December 31, 2025, the Holding LP had issued 51.6 million Redemption-Exchange Units to Brookfield. Both the LP Units and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except as noted below.
The Redemption-Exchange Units may, at the request of Brookfield thereof, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redemption-Exchange Units for LP Units, the Redemption-Exchange Units are required to be redeemed for cash. The Redemption-Exchange Units are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this redemption right is subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the Redemption-Exchange Units are classified as equity instruments in accordance with IAS 32, Financial Instruments: Presentation (“IAS 32”).
(c)BBUC exchangeable shares

	BBUC exchangeable shares (1)
SHARES	2025	2024
Opening balance	72,954,446	72,954,450
Repurchased and canceled	(3,876,525)	—
Converted to LP Units	(190)	(4)
Balance as at December 31	69,077,731	72,954,446
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(1)Included in the BBUC exchangeable shares that Brookfield Holders beneficially own as of December 31, 2025 is 10,317,747 BBUC exchangeable shares held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.
The weighted average number of BBUC exchangeable shares outstanding for the year ended December 31, 2025 was 70.7 million (2024: 73.0 million).
During the year ended December 31, 2025, 190 BBUC exchangeable shares were exchanged into LP Units (2024: 4).
An additional Managing General Partner Unit is issued to the partnership each time an LP Unit is issued, including when a BBUC exchangeable Share is exchanged by the holder thereof for an LP Unit. During the year ended December 31, 2025, 190 Managing General Partner Units (2024: 4) were issued to the partnership in connection with the exchange of 190 BBUC exchangeable shares into LP units (2024: 4).
(d)Special limited partner units held by Brookfield

	Special limited partner units held by Brookfield
UNITS	2025	2024
Authorized and issued
Opening balance	4	4
Balance as at December 31	4	4
The weighted average number of special limited partner units outstanding for the year ended December 31, 2025 was 4 (2024: 4).
In its capacity as the holder of the Special LP Units of the Holding LP, the special limited partner is entitled to incentive distributions which are calculated quarterly as 20% of the increase in the market value of the LP Units on a fully exchanged basis (assuming the exchange of all of the Redemption-Exchange Units and BBUC exchangeable shares) over an initial threshold based on the volume-weighted average price of the LP Units, subject to a high-water mark. During the fourth quarter of 2025, the volume-weighted average price per LP Unit was $33.81 and above the previous incentive distribution threshold of $31.53 per LP Unit. This resulted in a total incentive distribution of $95 million (2024: $nil). The incentive distribution threshold as at December 31, 2025 was $33.81 per LP Unit.
(e)Preferred securities held by Brookfield

	Preferred securities held by Brookfield
($US MILLIONS)	2025	2024
Authorized and issued
Opening balance	$740	$740
Balance as at December 31	$740	$740
Brookfield has subscribed for an aggregate of $15 million of preferred shares of three subsidiaries of the partnership. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the Board of Directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance. The partnership is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity instruments of the applicable entities and are reflected as a component of non-controlling interests in the consolidated statements of financial position and changes in equity.
Brookfield entered into a commitment agreement with the partnership in 2022 to subscribe for up to $1.5 billion of perpetual preferred equity securities of subsidiaries of the partnership. The preferred securities are redeemable at the option of Brookfield to the extent the partnership completes asset sales, financings or equity issuances. These perpetual preferred securities are presented as equity instruments in accordance with IAS 32, and accordingly the partnership has classified them as a component of non-controlling interests in the consolidated statements of financial position and changes in equity. As at December 31, 2025, the amount subscribed from subsidiaries of the partnership was $725 million (2024: $725 million) with an annual dividend of 7%. The remaining capacity available on the commitment agreement with Brookfield is $25 million, expiring December 31, 2026.